Account receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Account receivable, net

3	Account receivable, net

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Accounts receivable	75,536	67,365	52,371
Less: allowance for current expected credit loss	(49,147)	(49,147)	(38,208)
Total accounts receivable	26,389	18,218	14,163

Movement of allowance for current expected credit loss are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Allowance for current expected credit loss, beginning balance	49,147	49,147	38,208
Addition	-	-	-
Allowance for current expected credit loss, ending balance	49,147	49,147	38,208